Other non-current assets	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Other non-current assets

24. Other non-current assets

	2024 £m	2023 £m
Amounts receivable under insurance contracts	957	854
Pension schemes in surplus	898	634
Other receivables	87	96
	1,942	1,584
Amounts receivable under insurance contracts are held at cash surrender value with movements through profit or loss.
Within the other receivables of £87 million (2023: £96 million), £36 million (2023: £27 million) is classified as financial assets of which £31 million (2023: £18 million) is classified as fair value through profit or loss. On the remaining balance of £5 million
(2023: £9 million), the expected credit loss allowance was immaterial at 31 December 2024 and 2023.
Other receivables include £7 million relating to nature-based carbon credits projects (2023: £7 million).